RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of fund management fee and reporting fee

2024
Fund Management Fee
net of Asset
	Gross Fund	Asset Management	Management
	Management Fee	and Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	—	—	—
Series 27	—	—	—
Series 28	—	—	—
Series 29	376	376	—
Series 30	—	—	—
Series 31	—	—	—
Series 32	—	—	—
Series 33	—	—	—
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	—	—	—
Series 42	—	—	—
Series 43	—	—	—
Series 44	—	—	—
Series 45	—	—	—
Series 46	39,482	29,833	9,649
	$58,350	$33,209	$25,141

2023
Fund Management Fee
net of Asset
	Gross Fund	Asset Management and	Management
	Management Fee	Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	—	—	—
Series 27	—	—	—
Series 28	—	—	—
Series 29	4,512	3,000	1,512
Series 30	—	—	—
Series 31	—	—	—
Series 32	—	—	—
Series 33	—	—	—
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	—	—	—
Series 42	—	—	—
Series 43	—	—	—
Series 44	2,645	2,645	—
Series 45	13,575	8,729	4,846
Series 46	73,704	37,099	36,605
	$112,928	$54,473	$58,455

Schedule of management fees paid

	2024	2023
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	406,799	—
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	30,914
Series 45	—	1,152,083
Series 46	915,141	676,315
	$1,321,940	$1,859,312